Business Combinations	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combinations Text Block Abstract
BUSINESS COMBINATIONS

NOTE 4: BUSINESS COMBINATIONS

a.	I.L.S Brokers Ltd.

On June 9, 2021, INX entered into a share purchase agreement with the shareholders of I.L.S. Brokers Ltd., a Company incorporated under the laws of the State of Israel (“ILSB”) for the purchase of all of the issued outstanding shares of ILSB (the “ILSB Acquisition”). The consideration paid by INX as part of the ILSB Acquisition to the shareholders was $4,327.

Mr. Datika was a shareholder of ILSB and sold his shares to INX as part of the ILSB Acquisition. Immediately prior to the ILSB Acquisition, Mr. Datika held, directly and indirectly, approximately 20% of the outstanding share capital of ILSB. Mr. Datika waived his right to receive full consideration under the ILSB Acquisition and received only an amount equal to the tax payments due by him and by his affiliated entity in connection with the ILSB Acquisition. As a result of such waiver, the consideration paid by INX as part of the ILSB Acquisition was reduced from $4,909 to $4,327. Mr. Datika is one of the founding shareholders of INX (through the wholly owned company Triple-V) and is also the CEO of INX. The waiver of the partial consideration by Mr. Datika in the amount of $582 was recorded as a contribution to equity ILSB is a multinational brokerage house, established in 2001, that facilitates financial transactions between banks and offers a full range of brokerage services to several leading banks worldwide.

The following are the estimated fair values of the identifiable assets and liabilities assumed of ILSB as of the date of the acquisition:

June 9, 2021

Cash and cash equivalents	$810
Accounts receivable	1,031
Property and equipment	37
Right-of-use-assets	416
Intangible assets	2,491
Total assets	4,785
Accounts payable and accrued expenses	(745)
Lease liability	(501)

Total liabilities	(1,246)

Net identifiable assets	3,539
Goodwill arising on acquisition	1,370
Total cost of acquisition	$4,909

Cost of Acquisition:

Cash paid	$4,327
Equity contribution by shareholder	582
Total cost of acquisition	$4,909

Cash outflow on Acquisition:

Cash paid	$4,327
Cash and cash equivalents acquired	810
Net cash outflow	$3,517

Intangible assets include Customer Relationships, Trade Name and License. See Note 10.

The Company estimated the fair values allocated to the assets and liabilities of ILSB with the assistance of an external independent expert.

From the acquisition date to December 31, 2021, ILSB has contributed net income of $254 to the consolidated net loss, and $2,278 to the consolidated revenue.

If the business combination had taken place at the beginning of the calendar year 2021, the effect on consolidated net loss would have been immaterial and the consolidated revenue would have been $4,164.

Acquisition costs that are directly attributable to the transaction were immaterial.

b.	INX Securities LLC (formerly Openfinance Securities LLC)

On January 12, 2021, INX entered into an asset purchase agreement (the “OFN Asset Purchase Agreement”) with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc. (collectively, “OFN”). The consideration paid by INX as part of the OFN Acquisition to the shareholders was $3,253. Pursuant to the OFN Asset Purchase Agreement, on May 9, 2021, INX acquired various assets of OFN, including the entire share capital of Openfinance Securities, LLC (“OFN Securities”), a Pennsylvania limited liability Company, that is registered in the United States as a broker-dealer, is a member of FINRA and operates and is recognized as an Alternative Trading System (“ATS”) by the SEC. As a result of the acquisition, INX owns and operates Openfinance broker-dealer/ATS, including its primary security token listings.

Following the completion of the Asset Purchase Agreement on May 9, 2021, OFN Securities was renamed to INX Securities, LLC.

The following are the estimated fair values of the identifiable assets and liabilities assumed of OFN as of May 9, 2021, the date of the acquisition:

May 9, 2021
Cash and cash equivalents	$307
Other current assets	18
Intangible assets	1,914

Total Assets	2,239

Accounts payable	(3)

Total Liabilities	(3)

Net identifiable assets	2,236
Goodwill arising on acquisition	1,017
Total cost of acquisition	$3,253

Cost of Acquisition:

Cash paid	$2,022
Token warrant liability	735
Contingent consideration liability	496
Total cost of acquisition	$3,253

Cash outflow on Acquisition:

Cash paid	$2,022
Cash and cash equivalents acquired	307
Net cash outflow	$1,715

Intangible assets comprise License, Core Technology and Customer Relationships – see Note 10.

The Company estimated the fair values allocated to the assets and liabilities of OFN with the assistance of an external independent expert.

During the year ended December 31, 2021, OFN has contributed a net loss of $133 to the consolidated net loss, and $193 to the consolidated revenue.

If the business combination had taken place at the beginning of the year, the effect on consolidated net loss and on consolidated revenue would have been, immaterial.

Acquisition costs that are directly attributable to the transaction were immaterial.

Contingent consideration:

As part of the purchase agreement with the previous owner of Open Finance securities, LLC., it was agreed that the previous owner would be entitled to an additional consideration (“the contingent consideration”) as follows:

a.	Six months after closing and contingent upon the continued operation of the platform by the Company or its affiliates - $400.

b.	12 months after closing and contingent upon the continued operation of the platform by the Company or its affiliates - $400.

	2022	2021
Balance as of January 1	$400	$-
Liability arising as result of business combination	-	496
Payment	(400)	(400)
Change in fair value of contingent liability recognized in profit or loss	-	304
Balance as of December 31	$-	$400

As of December 31, 2021, the first installment was paid and the fair value of the second installment of the contingent consideration was estimated at $400 (measured at level 3 of the fair value hierarchy), which is presented as Contingent consideration liability. The second installment was paid during the year ended December 31, 2022.

Token warrant grant:

As part of the consideration for the acquisition, the Company granted the shareholders of OFN, 885,000 INX Token warrants which are exercisable at a price of $0.07 per warrant. The fair value of these warrants in the amount of $735 was determined using the Black-Scholes option pricing method. These warrants were exercised in 2021.